Leases	12 Months Ended
Apr. 30, 2022
Lessee Disclosure [Abstract]
Leases
Note 9 – Leases
The Company has a long-term operating lease for office, industrial, and laboratory space that expires in 2023. The lease has an option to extend for five years however given the future anticipated expansion of the Company, it is more likely than not that the option will not be exercised. Rent expense for operating leases for the years ended April 30, 2022 and 2021 was $179,364 and $173,405, respectively. The Company records right-of-use
assets and liabilities at the present value of the fixed lease payments over the term at the commencement date. The Company uses its incremental borrowing rate of 12% to determine the present value of the lease as the rate implicit in the lease is typically not readily available.

Information related to the Company’s
right-of-use
assets and lease liabilities
co
nsi
st o
f the following:

	2022	2021
Right-of-use assets	$88,535	$194,660

Lease liabilities, current	90,968	107,632
Lease liabilities, net of current portion	—	90,967

Total lease liabilities	$90,968	$198,599

Weighted average remaining term (in years)	0.8	1.8
Weighted average discount rate	12%	12%
As of April 30, 2022, future maturities of lease liabilities due under lease agreements was as follows:

2023	95,576
Less imputed interest	(4,608)

Total operating lease liabilities	$90,968

As of April 30, 2021, future maturities of lease liabilities due under lease agreement was as follows:

2022	125,697
2023	95,576

Total lease payments	221,273
Less imputed interest	(22,674)

Total operating lease liabilities	$198,599